Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Jun. 30, 2019	Apr. 10, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt principal	$ 6,765		$ 7,086
Less: debt discount and fees	(154)		(172)
Carrying value	6,611		6,914
Secured credit facilities | Secured debt
Debt Instrument [Line Items]
Total debt principal	5,662		5,662
New secured notes | Secured debt
Debt Instrument [Line Items]
Total debt principal	458	$ 311	769
Credit facilities contained within variable interest entities | Secured debt
Debt Instrument [Line Items]
Total debt principal	$ 645		$ 655